Reclamation Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Reclamation Obligations [Abstract]
Summary of Reclamation obligations

	At December 31	At December 31
(in thousands)	2024	2023

Reclamation obligations-by item:
Elliot Lake	$18,071	$19,796
MLJV and MWJV	12,057	12,215
Wheeler River and other	2,186	2,887
	$32,314	$34,898

Reclamation obligations-by balance sheet presentation:
Current	$1,713	$2,256
Non-current	30,601	32,642
	$32,314	$34,898

Summary of Reclamation obligations continuity

(in thousands)	2024	2023

Balance-January 1	$34,898	$29,459
Reclamation liability deposit from joint venture partner	—	99
Accretion (note 17)	1,895	1,681
Expenditures incurred	(2,491)	(3,118)
Liability adjustments-balance sheet (note 8)	(165)	3,548
Liability adjustment-income statement (note 17)	(1,823)	3,229
Balance-December 31	$32,314	$34,898